Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities
As of June 30, 2014 and December 31, 2013, accrued liabilities (including amounts due to affiliates) consisted of the following (in thousands):

	June 30,	December 31,
	2014	2013
Interest and related debt fees	$96,854	$65,153
LNG liquefaction costs	156,393	79,422
Total accrued liabilities	253,247	144,575

Accrued liabilities—affiliate	20,996	25,559
Total accrued liabilities (including affiliate)	$274,243	$170,134

As of December 31, 2013 and 2012, accrued liabilities (including affiliate) consisted of the following (in thousands):

	December 31, 2013	December 31, 2012
Interest and related debt fees	$65,153	$155
Affiliate	25,559	1,489
LNG liquefaction costs	79,422	26,138
Total accrued liabilities	$170,134	$27,782